Income Taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%	26.50%	25.00%
Operating Loss Carryforwards	$ 24.2
Israeil Subsidiary [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%
Operating Loss Carryforwards	$ 12.3
Maltese Subsidiary [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%
Operating Loss Carryforwards	$ 11.9